Allowance for Loan and Lease Losses ("ALLL") (Schedule of Aging Analysis Past Due Loans and Leases, Loans Covered & Non-Covered by FDIC Loss Share Agreements) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	$ 10,597,000	[1]	$ 19,211,000	[1]
90 Days or More	4,825,000	[2]	9,504,000	[2]
Total Past Due	12,422,000	[3]	28,715,000	[3]
Current	2,100,412,000		1,851,768,000
Total Loans and Leases	2,115,834,000		1,880,483,000
Total Loans and Leases	41,534,000		4,799,000
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	36,701,000		57,825,000
90 Days or More	130,136,000		173,273,000
Total Past Due	166,837,000		231,098,000
Current	429,402,000		575,824,000
Total Covered Loans	596,239,000		806,922,000
Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	4,781,000		363,000
90 Days or More	7,168,000		280,000
Total Past Due	11,949,000		643,000
Current	29,585,000		4,156,000
Total Loans and Leases	41,534,000		4,799,000
Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,656,000	[1]	2,449,000	[1]
90 Days or More	1,160,000	[2]	1,757,000	[2]
Total Past Due	4,816,000	[3]	4,206,000	[3]
Current	267,236,000		256,196,000
Total Loans and Leases	272,052,000	[4]	260,402,000	[4],[5]
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,284,000	[1]	3,448,000	[1]
90 Days or More	2,524,000	[2]	3,448,000	[2]
Total Past Due	5,808,000	[3]	6,896,000	[3]
Current	802,098,000		701,870,000
Total Loans and Leases	807,906,000		708,766,000
Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	868,000	[1]	10,453,000	[1]
90 Days or More	329,000	[2]	2,827,000	[2]
Total Past Due	1,197,000	[3]	13,280,000	[3]
Current	577,579,000		464,826,000
Total Loans and Leases	578,776,000		478,106,000
Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	952,000	[1]	275,000	[1]
90 Days or More	570,000	[2]	727,000	[2]
Total Past Due	1,522,000	[3]	1,002,000	[3]
Current	49,097,000		70,156,000
Total Loans and Leases	50,619,000		71,158,000
Real Estate [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	312,000	[1]	319,000	[1]
Total Past Due	312,000	[3]	319,000	[3]
Current	140,931,000		141,812,000
Total Loans and Leases	141,243,000		142,131,000
Real Estate [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	9,539,000		12,013,000
90 Days or More	20,958,000		34,075,000
Total Past Due	30,497,000		46,088,000
Current	121,851,000		156,532,000
Total Covered Loans	152,348,000		202,620,000
Real Estate [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	18,476,000		26,023,000
90 Days or More	55,753,000		71,898,000
Total Past Due	74,229,000		97,921,000
Current	213,875,000		271,835,000
Total Covered Loans	288,104,000		369,756,000
Real Estate [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	6,693,000		15,335,000
90 Days or More	42,604,000		54,165,000
Total Past Due	49,297,000		69,500,000
Current	55,790,000		91,372,000
Total Covered Loans	105,087,000		160,872,000
Real Estate [Member] | Covered Loans [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,063,000		3,111,000
90 Days or More	3,338,000		4,390,000
Total Past Due	4,401,000		7,501,000
Current	15,289,000		16,603,000
Total Covered Loans	19,690,000		24,104,000
Real Estate [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			288,000
90 Days or More	3,345,000		4,208,000
Total Past Due	3,345,000		4,496,000
Current	7,356,000		11,398,000
Total Covered Loans	10,701,000		15,894,000
Real Estate [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,061,000
90 Days or More	3,025,000
Total Past Due	6,086,000
Current	23,197,000		71,000
Total Loans and Leases	29,283,000		71,000
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,091,000	[1]	1,477,000	[1]
90 Days or More	185,000	[2]	348,000	[2]
Total Past Due	1,276,000	[3]	1,825,000	[3]
Current	158,528,000		118,223,000
Total Loans and Leases	159,804,000		120,048,000
Commercial and Industrial [Member] | Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	901,000		795,000
90 Days or More	4,133,000		4,390,000
Total Past Due	5,034,000		5,185,000
Current	13,462,000		24,564,000
Total Covered Loans	18,496,000		29,749,000
Commercial and Industrial [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	855,000
90 Days or More	2,589,000		121,000
Total Past Due	3,444,000		121,000
Current	1,889,000		510,000
Total Loans and Leases	5,333,000		631,000
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	425,000	[1]	669,000	[1]
90 Days or More	57,000	[2]	120,000	[2]
Total Past Due	482,000	[3]	789,000	[3]
Current	29,299,000		35,372,000
Total Loans and Leases	29,781,000	[4]	36,161,000	[4]
Consumer [Member] | Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	29,000		246,000
90 Days or More	5,000		14,000
Total Past Due	34,000		260,000
Current	142,000		698,000
Total Covered Loans	176,000		958,000
Consumer [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	431,000		363,000
90 Days or More	1,295,000		159,000
Total Past Due	1,726,000		522,000
Current	2,442,000		3,479,000
Total Loans and Leases	4,168,000		4,001,000
Direct Financing Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			42,000	[1]
90 Days or More			277,000	[2]
Total Past Due			319,000	[3]
Current	68,022,000		54,426,000
Total Loans and Leases	68,022,000		54,745,000
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	9,000	[1]	79,000	[1]
Total Past Due	9,000	[3]	79,000	[3]
Current	7,622,000		8,887,000
Total Loans and Leases	7,631,000	[4]	8,966,000	[4]
Other [Member] | Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			14,000
90 Days or More			133,000
Total Past Due			147,000
Current	1,637,000		2,822,000
Total Covered Loans	1,637,000		2,969,000
Other [Member] | Non-Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	434,000
90 Days or More	259,000
Total Past Due	693,000
Current	2,057,000		96,000
Total Loans and Leases	$ 2,750,000		$ 96,000

[1]	Includes $1.0 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at both December 31, 2012 and 2011.
[2]	All loans and leases greater than 90 days past due, excluding purchased non-covered loans and covered loans, were on nonaccrual status at December 31, 2012 and 2011.
[3]	Includes $3.3 million and $1.4 million of loans and leases, excluding purchased non-covered loans and covered loans, on nonaccrual status at December 31, 2012 and 2011, respectively.
[4]	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain "other" loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.
[5]	Includes one individually evaluated loan classified as a TDR totaling $1.0 million with an ALLL of $0.3 million allocated for such loan.